February 21, 2013

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:          First Security Benefit Life Insurance and Annuity Company
of New York Variable Annuity Account A
Post-Effective Amendment No. 11 to Registration Statement
on Form N-4 (File Nos. 333-142084 and 811-21104)

Commissioners:

On behalf of First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), enclosed is Post-Effective Amendment No. 11 (the “Amendment”) to the registration statement on Form N-4 for Variable Annuity Account A.  The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), to add a prospectus and statement of additional information for the EliteDesigns Plus Variable Annuity to the Variable Annuity Account A registration statement.

The EliteDesigns Plus Variable Annuity represents a new version of the currently sold EliteDesigns Variable Annuity.  The Company plans to offer the EliteDesigns Plus Variable Annuity through a different distribution channel than the distribution channel for the EliteDesigns Variable Annuity.  The EliteDesigns Plus Variable Annuity has a higher mortality and expense charge than the EliteDesigns Variable Annuity.  The Company notes that the increase in the mortality and expense charge will be used solely to fund the distribution channel for the EliteDesigns Plus Variable Annuity.

Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to be filed pursuant to Rule 485(b) under the Securities Act on or before May 1, 2013.

Please do not hesitate to call Thomas E. Bisset at (202) 383-0118 if you have any questions or comments concerning the filing.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel and
Assistant Secretary

Enclosure
cc:           Thomas E. Bisset, Esq.
                Naseem Z. Nixon, Esq.

                One Security Benefit Place ● Topeka, Kansas 66636-0001